Foreign Exchange (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effects Of Changes In Foreign Exchange Rates [Abstract]
Unrealized foreign exchange (gain) loss	$ (62,753)	$ 106,143
Realized foreign exchange loss	966	2,151
Foreign exchange (gain) loss	$ (61,787)	$ 108,294